Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Selling General And Administrative Expenses Abstract
Schedule of Detailed Information About Selling, General And Administrative Expenses Explanatory
	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
Payroll and related expenses (1)	26,877	46,660	41,930
Depreciation and amortization	4,212	3,259	2,623
Professional fees	18,190	15,798	16,069
Business development expenses	15,607	15,186	1,566
Expenses in respect of acquisition of CPV Group	-	-	752
Office maintenance	6,524	4,581	3,022
Other expenses	13,305	14,452	9,765
	84,715	99,936	75,727